Related Party Transactions - Summary of Due From and Due To Related Party (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Transactions
Amounts due from related party	¥ 253	$ 36	¥ 3,876
Related Party | Hainan Huiliu
Related Party Transactions
Amounts due from related party	¥ 253	$ 36	¥ 3,876